EQUITY METHOD INVESTMENT (Narrative) (Details) $ in Thousands	12 Months Ended
	Jun. 27, 2018 USD ($)	Jun. 28, 2017 restaurant
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sales Price of JV	$ 18,000
Equity Method Investment, Realized Gain (Loss) on Disposal	200
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	(5,400)
Disposition of equity method investment	(5,899)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Reclassification Adjustment from AOCI, Realized upon Sale or Liquidation, Net of Tax	$ 519
Joint Venture Investment, Mexico [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of restaurants to develop | restaurant		50
Number of restaurants operating in joint venture | restaurant		45